Financial Risk Management and Financial Instruments - Summary of Major Security Type, Financial Assets and Liabilities that are Measured at Fair Value on Recurring Basis and Category Using Fair Value Hierarchy (Details) - EUR (€)
€ in Millions
	Dec. 31, 2021	Dec. 31, 2020
Financial assets at fair value
Total financial assets at fair value by level	€ 3,653	€ 3,570
Financial liabilities at fair value
Total financial liabilities at fair value by level	1,308	135
Contingent consideration
Financial liabilities at fair value
Total financial liabilities at fair value by level	17	30
Exchangeable Notes
Financial liabilities at fair value
Total financial liabilities at fair value by level	1,202
Derivatives (Not Designated for Hedging) | Warrants
Financial liabilities at fair value
Total financial liabilities at fair value by level	72	89
Foreign exchange forwards | Derivatives (Designated for Hedging)
Financial assets at fair value
Total financial assets at fair value by level	11	12
Financial liabilities at fair value
Total financial liabilities at fair value by level	17	16
Cash Equivalents | Money market funds
Financial assets at fair value
Total financial assets at fair value by level	1,970	685
Short Term Investments | Money market funds
Financial assets at fair value
Total financial assets at fair value by level	25	25
Short Term Investments | Government securities
Financial assets at fair value
Total financial assets at fair value by level	222	229
Short Term Investments | Agency securities
Financial assets at fair value
Total financial assets at fair value by level		4
Short Term Investments | Corporate notes
Financial assets at fair value
Total financial assets at fair value by level	308	276
Short Term Investments | Collateralized reverse purchase agreements
Financial assets at fair value
Total financial assets at fair value by level	67	62
Short Term Investments | Fixed income funds
Financial assets at fair value
Total financial assets at fair value by level	134
Long Term Investment
Financial assets at fair value
Total financial assets at fair value by level	916	2,277
Level 1
Financial assets at fair value
Total financial assets at fair value by level	3,185	3,136
Financial liabilities at fair value
Total financial liabilities at fair value by level	0	0
Level 1 | Contingent consideration
Financial liabilities at fair value
Total financial liabilities at fair value by level	0	0
Level 1 | Exchangeable Notes
Financial liabilities at fair value
Total financial liabilities at fair value by level	0
Level 1 | Derivatives (Not Designated for Hedging) | Warrants
Financial liabilities at fair value
Total financial liabilities at fair value by level	0	0
Level 1 | Foreign exchange forwards | Derivatives (Designated for Hedging)
Financial assets at fair value
Total financial assets at fair value by level	0	0
Financial liabilities at fair value
Total financial liabilities at fair value by level	0	0
Level 1 | Cash Equivalents | Money market funds
Financial assets at fair value
Total financial assets at fair value by level	1,970	685
Level 1 | Short Term Investments | Money market funds
Financial assets at fair value
Total financial assets at fair value by level	25	25
Level 1 | Short Term Investments | Government securities
Financial assets at fair value
Total financial assets at fair value by level	204	198
Level 1 | Short Term Investments | Agency securities
Financial assets at fair value
Total financial assets at fair value by level		0
Level 1 | Short Term Investments | Corporate notes
Financial assets at fair value
Total financial assets at fair value by level	0	0
Level 1 | Short Term Investments | Collateralized reverse purchase agreements
Financial assets at fair value
Total financial assets at fair value by level	0	0
Level 1 | Short Term Investments | Fixed income funds
Financial assets at fair value
Total financial assets at fair value by level	134
Level 1 | Long Term Investment
Financial assets at fair value
Total financial assets at fair value by level	852	2,228
Level 2
Financial assets at fair value
Total financial assets at fair value by level	404	385
Financial liabilities at fair value
Total financial liabilities at fair value by level	17	16
Level 2 | Contingent consideration
Financial liabilities at fair value
Total financial liabilities at fair value by level	0	0
Level 2 | Exchangeable Notes
Financial liabilities at fair value
Total financial liabilities at fair value by level	0
Level 2 | Derivatives (Not Designated for Hedging) | Warrants
Financial liabilities at fair value
Total financial liabilities at fair value by level	0	0
Level 2 | Foreign exchange forwards | Derivatives (Designated for Hedging)
Financial assets at fair value
Total financial assets at fair value by level	11	12
Financial liabilities at fair value
Total financial liabilities at fair value by level	17	16
Level 2 | Cash Equivalents | Money market funds
Financial assets at fair value
Total financial assets at fair value by level	0	0
Level 2 | Short Term Investments | Money market funds
Financial assets at fair value
Total financial assets at fair value by level	0	0
Level 2 | Short Term Investments | Government securities
Financial assets at fair value
Total financial assets at fair value by level	18	31
Level 2 | Short Term Investments | Agency securities
Financial assets at fair value
Total financial assets at fair value by level		4
Level 2 | Short Term Investments | Corporate notes
Financial assets at fair value
Total financial assets at fair value by level	308	276
Level 2 | Short Term Investments | Collateralized reverse purchase agreements
Financial assets at fair value
Total financial assets at fair value by level	67	62
Level 2 | Short Term Investments | Fixed income funds
Financial assets at fair value
Total financial assets at fair value by level	0
Level 2 | Long Term Investment
Financial assets at fair value
Total financial assets at fair value by level	0	0
Level 3
Financial assets at fair value
Total financial assets at fair value by level	64	49
Financial liabilities at fair value
Total financial liabilities at fair value by level	1,291	119
Level 3 | Contingent consideration
Financial liabilities at fair value
Total financial liabilities at fair value by level	17	30
Level 3 | Exchangeable Notes
Financial liabilities at fair value
Total financial liabilities at fair value by level	1,202
Level 3 | Derivatives (Not Designated for Hedging) | Warrants
Financial liabilities at fair value
Total financial liabilities at fair value by level	72	89
Level 3 | Foreign exchange forwards | Derivatives (Designated for Hedging)
Financial assets at fair value
Total financial assets at fair value by level	0	0
Financial liabilities at fair value
Total financial liabilities at fair value by level	0	0
Level 3 | Cash Equivalents | Money market funds
Financial assets at fair value
Total financial assets at fair value by level	0	0
Level 3 | Short Term Investments | Money market funds
Financial assets at fair value
Total financial assets at fair value by level	0	0
Level 3 | Short Term Investments | Government securities
Financial assets at fair value
Total financial assets at fair value by level	0	0
Level 3 | Short Term Investments | Agency securities
Financial assets at fair value
Total financial assets at fair value by level		0
Level 3 | Short Term Investments | Corporate notes
Financial assets at fair value
Total financial assets at fair value by level	0	0
Level 3 | Short Term Investments | Collateralized reverse purchase agreements
Financial assets at fair value
Total financial assets at fair value by level	0	0
Level 3 | Short Term Investments | Fixed income funds
Financial assets at fair value
Total financial assets at fair value by level	0
Level 3 | Long Term Investment
Financial assets at fair value
Total financial assets at fair value by level	€ 64	€ 49